Subsequent Events (Details) - USD ($) $ in Millions		3 Months Ended		6 Months Ended
	Jun. 12, 2022	Oct. 31, 2022	Jul. 31, 2022	Jul. 31, 2022	Sep. 07, 2022	Aug. 15, 2022
Subsequent Event [Line Items]
Goodwill impairment		$ 570.9
Common stock repurchase, amount authorized					$ 30.0
Common stock repurchased, number of shares		645,428
Cost of common stock repurchased		$ 1.4
Skillsoft
Subsequent Event [Line Items]
Goodwill impairment		$ 569.3
Global Knowledge Segment
Subsequent Event [Line Items]
Goodwill impairment			$ 70.5	$ 70.5
SumTotal
Subsequent Event [Line Items]
Percentage of outstanding shares of capital stock sold	100.00%
Working capital contingency						$ 8.0
Net proceeds received						$ 180.0